Warrants	12 Months Ended
Oct. 31, 2020
Warrants
Warrants

17.	Warrants

The following table summarizes the warrant activities for the years ended October 31, 2020 and October 31, 2019:

	Number	Weighted Average Exercise Price
Balance - November 1, 2018	148,722	$7.39
Issued in connection with the Transaction (Notes 17.4, 17.5, 17.9, 17.10)	11,288,149	0.55
Issued pursuant to subscription receipts (Notes 17.6, 17.7)	9,964,940	0.55
Issued in connection with convertible debentures (Notes 17.11)	3,409,091	0.55
Issued to brokers (Note 17.8)	757,125	0.44
Issued to terminate purchase agreement (Notes 17.12, 28)	2,148,117	0.44
Expired	(131,539)	(6.52)
Balance - October 31, 2019	27,584,605	$0.53
Issued pursuant to private placement (Notes 16.1, 17.1)	5,000,000	0.13
Issued pursuant to private placement (Note 16.1, 17.1)	10,000,000	0.13
Expired	(17,183)	(14.05)
Cancellation of prior warrants associated with convertible debt (Note 14.1)	(6,818,182)	0.55
Issuance of new warrants associated with convertible debt (Notes 14.1, 17.3)	6,818,182	0.16
Consideration warrants for convertible debt maturity extension (Notes 14, 17.3)	1,590,909	0.16
Balance - October 31, 2020	44,158,331	$0.33

During the year ended October 31, 2020, the Company:

17.1	Issued 5,000,000 warrants in February 2020 to subscribers of the offering disclosed in Note 16.1. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.125 per unit for a period of 24 months.

The fair value of the warrants was $138,119 which was the residual value of the offering after the fair value of the shares on the transaction date.

17.2	Issued 10,000,000 warrants in May 2020 to subscribers of the offering disclosed in Note 16.1. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.13 per unit for a period of 24 months.

The fair value of the warrants was $382,069, which was the residual value of the offering after the fair value of the shares on the transaction date.

17.3	Issued 6,818,182 replacement warrants and 1,590,909 warrants (totaling 8,409,091) to the creditors of the July 10, 2020 debt agreement described at Note 14.1. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.16 with an expiration date of November 1, 2021.

The fair value of the warrants of $424,645 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	0.30%

○	Expected life	1.3 years

○	Expected volatility	131%

During the year ended October 31, 2019, the Company:

17.4	Issued 839,790 warrants in exchange for the same amount of Novicius Subco Warrants as disclosed in Note 16.8. Each Novicius Subco Warrant was exercisable into one common share at an exercise price of CAD$0.55 per share for 24 months.

The fair value of the Novicius Subco Warrants of $79,237 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 months

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

17.5	Issued 1,675,979 warrants in exchange for the same amount of GR Unlimited warrants disclosed in Note 19.2. Each warrant is exercisable into one common share at an exercise price of CAD$0.55 per share for twenty four months.

The fair value of the warrants of $152,798 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

17.6	Issued 3,771,023 warrants in exchange for the same amount of GR Unlimited warrants disclosed in Note 15.9. Each warrant allows the holder to purchase one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $360,818 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

17.7	Issued 6,193,917 warrants in exchange for the same amount of Grown Rogue Canada warrants disclosed in Note 16.9. Each warrant allows the holder to purchase one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $584,430 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

17.8	Issued 757,125 broker warrants in exchange for the same amount of Grown Rogue Canada broker warrants disclosed in Note 16.9. Each warrant allows the holder to purchase one unit of the Company at an exercise price of CAD$0.44 per unit for a period of 24 months. Each unit contains one common share of the Company and one warrant entitling the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the GR Broker Warrants of $119,864 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

17.9	Issued 3,409,091 warrants in exchange for the same amount of Grown Rogue Canada warrants that were issued to subscribers of the GR Unlimited convertible debenture offering disclosed in Note 14.3. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $321,654 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

17.10	Issued 5,364,089 warrants in exchange for the same amount of Grown Rogue Canada warrants that were issued to certain investors prior to the acquisition of Grown Rogue Canada. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $893,646 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

17.11	Issued 3,409,091 warrants to subscribers of the convertible debenture offering disclosed in Note 14.2. Each warrant entitled the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $376,594 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.710%

○	Expected life	2.0 years

○	Expected volatility	101%*

*	Based on the volatility of comparable publicly traded companies

17.12	Issued 2,148,117 warrants to finalize a termination agreement (Note 28). Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.44 per unit for a period of 48 months. Of these warrants, 859,247 vest immediately, and the remaining 1,288,870 vest upon future activities.

The fair value of the warrants of $193,438 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.640%

○	Expected life	4.0 years

○	Expected volatility	101%*

*	Based on the volatility of comparable publicly traded companies

The fair value of the warrants that vested of $77,014 have been expensed as an acquisition cost on the statement of loss and comprehensive loss.

As at October 31, 2020, the following warrants were issued and outstanding:

Exercise price	Warrants outstanding	Remaining contractual Life (years)	Expiry date
$0.55	18,601,123	0.1	30-Nov-2020
0.44	757,125	0.1	30-Nov-2020
0.16	8,409,091	1	01-Nov-2021
0.13	5,000,000	1.3	10-Feb-2022
0.13	10,000,000	1.5	15-May-2022
0.44	2,148,117	2.7	28-Jun-2023
$0.33	44,158,331	0.8

As at October 31, 2019, the following warrants were issued and outstanding:

Exercise Price	Warrants Outstanding	Remaining Contractual Life (Years)	Expiry Date
$14.00	17,183	0.08	30-Nov-2019
$0.44	757,125	1.04	15-Nov-2020
$0.55	21,253,089	1.04	15-Nov-2020
$0.55	3,409,091	1.5	01-May-2021
$0.44	2,148,177	3.66	28-Jun-23
$0.53	27,584,665	1.13